Mineral Property, Pland and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Pland and Equipment

8.	MINERAL PROPERTY, PLANT AND EQUIPMENT

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2015	$922.9	$1,286.7	$48.4	$244.3	$2,502.3
Additions	67.4	56.3	17.8	16.9	158.4
Acquisition of Carlisle Goldfields	—	—	—	19.9	19.9
Transfer from other assets	—	—	—	4.2	4.2
Disposals	(6.7)	—	—	—	(6.7)
At December 31, 2016	$983.6	$1,343.0	$66.2	$285.3	$2,678.1
Additions	66.4	56.7	14.3	41.6	179.0
Acquisition of Richmont Mines (note 5)	55.7	718.6	—	—	774.3
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7

Accumulated amortization and impairment charges
At December 31, 2015	$206.5	$425.2	$5.1	$6.3	$643.1
Amortization	69.0	49.9	—	—	118.9
Disposals	(2.1)	—	—	—	(2.1)
At December 31, 2016	$273.4	$475.1	$5.1	$6.3	$759.9
Amortization	61.6	54.9	—	—	116.5
Disposals	(1.1)	—	—	—	(1.1)
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3

Net carrying value
At December 31, 2016	$710.2	$867.9	$61.1	$279.0	$1,918.2
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4
The net carrying values by segment (note 16) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$589.5	$767.1	$75.4	—	$1,432.0
Mulatos	112.9	99.1	—	—	212.0
Island Gold	54.8	720.1	—	—	774.9
El Chanate	4.1	2.0	—	—	6.1
Corporate and other	7.8	—	—	320.6	328.4
At December 31, 2017	$769.1	$1,588.3	$75.4	$320.6	$2,753.4

Young-Davidson	$580.7	$789.2	$61.1	—	$1,431.0
Mulatos	121.6	76.9	—	—	198.5
El Chanate	2.6	1.8	—	—	4.4
Corporate and other	5.3	—	—	279.0	284.3
At December 31, 2016	$710.2	$867.9	$61.1	$279.0	$1,918.2

Other
The carrying value of construction in progress at December 31, 2017 was $64.4 million (December 31, 2016 - $52.5 million).
During the year ended December 31, 2017, the Company capitalized $2.0 million of interest to capital projects (year ended December 31, 2016 - $6.6 million). The applicable capitalization rate for general borrowings was 8.62% (2016 - 8.62%)
In the second quarter of 2017, the Company purchased an outstanding royalty on the Lynn Lake gold project for $6.7 million, which has been capitalized to mineral property, plant and equipment.